Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000	150,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	97,194,732	93,143,542
Stockholder Rights Plan, Right To Purchase Junior Cummulative Preferred Stock, Number Of Shares Per Common Stock	0.01
Stockholder Rights Plan Junior Cummulative Preferred Stock Par Value	$ 0.01
Stockholder rights plan, junior cummulative preferred stock purchase price, per one-hundredth	110.00
Stockholder Rights Plan, Exercise option Minimum Percentage of Common Stock Purchased by Acquirer	20.00%
Stockholder Rights Plan Junior Cummulative Preferred Stock Redemption Price Per Right	0.01
Two Thousand Six Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	5,400,000